Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statements of Cash Flows:

	As of December 31,
	2020	2019
Cash and cash equivalent	$6,903,499	$12,241,339
Restricted cash-current	2,500,000	2,064,130
Restricted cash-non current	-	1,766,700
Total Cash and cash equivalent and Restricted cash	$9,403,499	$16,072,169